Exploration and Evaluation Assets - Narrative (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 17, 2021	Dec. 31, 2020	Oct. 06, 2020	Dec. 31, 2019	Jun. 27, 2019
STORM Resources Ltd
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Cash consideration		$ 771
Exploration and evaluation assets		$ 13
Total purchase consideration	$ 771
Painted Pony Energy Ltd
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Cash consideration				$ 111
Exploration and evaluation assets			$ 15	$ 15
Total purchase consideration			$ 111
Devon
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Exploration and evaluation assets					$ 91	$ 91
Total purchase consideration					$ 3,412	$ 3,412